Derivative Financial instruments on recurring basis (Details) (Warrant, USD $)	6 Months Ended
Jun. 30, 2012
Warrant
Balance Derivative Financial Instruments on recurring basis	109,711
Unrealized gain included in other income (expense)	$ (37,545)
Balance Ending Derivative Financial Instruments	$ 72,166